Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 135.6	$ 139.8
Compensating cash balance	25.9	246.9
Trade accounts receivable, less reserves of $14.4 and $10.5, respectively	585.6	596.9
Other receivables	68.5	61.8
Inventories	365.1	330.0
Other current assets	35.1	35.9
Total current assets	1,215.8	1,411.3
Property and equipment, net	247.6	234.1
Goodwill	1,926.5	1,877.4
Other intangible assets, net	1,724.5	1,787.2
Deferred income taxes	7.3	11.8
Other assets	87.3	80.2
Total assets	5,209.0	5,402.0
Current liabilities:
Current portion of debt and capital lease obligations	71.0	393.5
Accounts payable	462.7	412.4
Accrued expenses	212.1	202.1
Total current liabilities	745.8	1,008.0
Long-term debt and capital lease obligations	2,783.4	2,755.1
Other long-term liabilities	137.3	141.2
Deferred income taxes	446.1	463.7
Total liabilities	4,112.6	4,368.0
Redeemable equity units	41.1	41.4
Commitments and contingencies (Note 15)
Stockholders' equity:
Common stock, $0.01 par value; 1,000 shares authorized, issued and outstanding	0	0
Additional paid-in capital	1,353.4	1,356.7
Accumulated deficit	(300.6)	(314.7)
Accumulated other comprehensive loss	2.5	(49.4)
Total stockholders' equity	1,055.3	992.6
Total liabilities, redeemable equity units and stockholders' equity	$ 5,209.0	$ 5,402.0